USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 28.6%
MONEY MARKET FUNDS - 28.6%
4,081,165	First American Treasury Obligations Fund, Class X, 4.18% (Cost $4,081,165)(a)	$ 4,081,165

	TOTAL INVESTMENTS - 28.6% (Cost $4,081,165)	$ 4,081,165
	OTHER ASSETS IN EXCESS OF LIABILITIES- 71.4%	10,190,182
	NET ASSETS - 100.0%	$ 14,271,347

(a)	Rate disclosed is the seven day effective yield as of December 31, 2022.